Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001811063
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Nuvation Bio Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39351
Entity Tax Identification Number	85-0862255
Entity Address, Address Line One	1 Pennsylvania Plaza
Entity Address, Address Line Two	38th Floor Suite 3805
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10119
City Area Code	(332)
Local Phone Number	208-6102
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	NUVB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false